CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 1,000	€ 98,995	€ 58,002